Fair Value Measurements (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
As of June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury Securities	$414,268,577	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	33,741,000	—	—
Derivative warrant liabilities—Private Warrants	—	—	16,756,400
Total fair value	$448,009,577	$—	$16,756,400
As of December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U. S. Treasury funds	$414,209,593	(1)	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	35,386,050		—	—
Derivative warrant liabilities—Private Warrants	—		—	18,415,060
Total fair value	$449,595,643		$—	$18,415,060
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account:
U.S. Treasury securities	$414,209,593	$—	$—
Liabilities:
Derivative public warrant liabilities	$35,386,050	$—	$—
Derivative private warrant liabilities	$—	$—	$18,415,060

Schedule of Fair Value Assumptions
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30, 2021	December 31, 2020
Volatility	23.5%	25.3%
Stock price	$9.95	$10.26
Expected life of the options to convert	5.05	5.42
Risk-free rate	0.88%	0.42%
Dividend yield	0.0%	0.0%
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of July 28, 2020	As of December 31, 2020
Volatility	16.1%	25.3%
Stock price	$9.59	$10.26
Expected life of the options to convert	6.00	5.42
Risk-free rate	0.35%	0.42%
Dividend yield	0.0%	0.0%

Schedule of Changes in Fair Value of Warrants
The change in the fair value of the derivative warrant liabilities measured using Level 3 inputs, for the three and six months ended June 30, 2021 is summarized as follows:

Warrant liabilities at January 1, 2021	$18,415,060
Change in fair value of derivative warrant liabilities	$(7,761,500)
Derivative warrant liabilities at March 31, 2021	$10,653,560
Change in fair value of derivative warrant liabilities	6,102,840
Derivative warrant liabilities at June 30, 2021	$16,756,400

The change in the fair value of the derivative warrant liabilities for the period from February 11, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at February 11, 2020 (inception)	$—
Issuance of Public and Private Warrants	25,275,880
Change in fair value of derivative warrant liabilities	28,525,230
Derivative warrant liabilities at December 31, 2020	$53,801,110

Marketwise, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of the dates indicated:

	June 30, 2021
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$101,503	$—	$—	$101,503
Total assets	101,503	—	—	101,503
Liabilities:
Derivative liabilities, current	—	—	662	662
Derivative liabilities, noncurrent	—	—	1,955	1,955
Class B Units - related party	—	—	1,235,648	1,235,648
Total liabilities	$—	$—	$1,238,265	$1,238,265

	December 31, 2020
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$25,016	$—	$—	$25,016
Total assets	25,016	—	—	25,016
Liabilities:
Derivative liabilities, noncurrent	—	—	4,343	4,343
Class B Units - related party	—	—	593,235	593,235
Total liabilities	$—	$—	$597,578	$597,578
The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of the date indicated:

	December 31, 2020
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$25,016	$—	$—	$25,016
Total assets	25,016	—	—	25,016
Liabilities:
Derivative liabilities, noncurrent	—	—	4,343	4,343
Class B Units - related party	—	—	593,235	593,235
Total liabilities	$—	$—	$597,578	$597,578

	December 31, 2019
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$133,631	$—	$—	$133,631
Total assets	133,631	—	—	133,631
Liabilities:
Derivative liabilities, noncurrent	—	—	1,274	1,274
Class B Units - related party	—	—	118,033	118,033
Total liabilities	$—	$—	$119,307	$119,307

Schedule of Changes in Fair Value of Liabilities
The following table summarizes the change in fair value of the derivative liabilities during the six months ended June 30, 2021 and 2020:

Balance at January 1, 2021	$597,578
Change in fair value of derivative instruments	(1,726)
Incremental Class B Units	43,880
Change in fair value of Class B Units	598,533
Balance at June 30, 2021	$1,238,265

Balance at January 1, 2020	$119,307
Change in fair value of derivative instruments	997
Incremental Class B Units	11,258
Change in fair value of Class B Units	49,796
Balance at June 30, 2020	$181,358
The following table summarizes the change in fair value of the derivative liabilities during the years ended December 31, 2018, 2019 and 2020:

Balance – January 1, 2018	$104,504
Additions of derivative instruments at fair value	580
Change in fair value of derivative instruments	217
Redemptions of derivative instruments	(3,156)
Incremental Class B Units	5,343
Change in fair value of Class B Units	5,733
Balance – December 31, 2018	$113,221
Change in fair value of derivative instruments	478
Incremental Class B Units	8,611
Change in fair value of Class B Units	(3,003)
Balance – December 31, 2019	$119,307
Change in fair value of derivative instruments	3,069
Incremental Class B Units	18,745
Change in fair value of Class B Units	456,457
Balance – December 31, 2020	$597,578

Schedule of Changes in Fair Value by Income Statement Location
The following table summarizes the change in fair value of the Class B Units by income statement line item during the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenue	$10,446	$13,848	$112,389	$9,885
Sales and marketing	840	1,022	8,263	1,022
General and administrative	35,703	57,616	477,881	38,889
Total change in fair value of Class B Units	$46,989	$72,486	$598,533	$49,796